Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Schedule of Right-of-use Assets

The right-of-use assets as at December 31, 2022, is summarized as follows:

	2022	2021	2020

Opening balance for the year	$65,464	$106,315	$134,914
Capitalization of additional license leases	-	-	25,472
Amortization of operating lease right-of use assets	(28,935)	(40,851)	(54,071)
Closing balance for the year	$36,529	$65,464	$106,315

Lessee, Operating Lease, Liability, Maturity	Minimum lease payments under these leases are approximately as follows:
2023	$81,558
2024	11,786

Schedule of Operating Lease Liability

	2022	2021	2020

Opening balance for the year	$74,067	$103,918	$127,615
Payments on operating lease liabilities	(34,511)	(29,851)	(23,697)
Closing balance for the year	39,556	74,067	103,918
Less: current portion	(32,116)	(32,068)	(30,083)
Operating lease liabilities – non-current portion as at end of year	$7,440	$41,999	$73,835

Operating Lease Office Lease [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Liability, Maturity

The operating lease as at December 31, 2022, is summarized as follows:

As at December 31, 2022
Office lease
2023	33,159
2024	7,607
Total lease payments	$40,766
Less: Interest	(1,210)
Present value of lease liabilities	$39,556

Amounts recognized on the balance sheet
Current lease liabilities	$32,116
Long-term lease liabilities	7,440
Total lease payments	$39,556